Financing Receivable net (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Financing s receivable, net	$ 42,375,720	$ 42,543,860
Financial Receivable [Member]
Financing receivable	44,606,021	44,783,011
Allowance for credit losses	(2,230,301)	(2,239,151)
Financing s receivable, net	$ 42,375,720	$ 42,543,860